Basis of Presentation and General Information - Balance Sheet of additional VIE (Parentheticals) (Details) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Jun. 08, 2015
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000,000	1,000,000,000
Common stock shares issued	160,888,606	160,888,606
Drillship Alonissos Stock Trust
Common stock par value	$ 20	$ 20
Common stock shares authorized	1,000	1,000
Common stock shares issued	1,000	1,000